Summary of Significant Accounting Policies - Summary of Restatement of Statement of Income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Restatement [line items]
Revenues	S/ 3,314,029	S/ 4,337,861	S/ 4,202,398
Gross profit	320,608	450,437	713,970
Administrative expenses	(152,909)	(248,652)	(311,163)
Other (expenses) income, net	(182,846)	(339,494)	(65,854)
Loss from the sale of investments			(7)
Operating (loss) profit	(15,147)	(137,709)	336,946
Financial expenses	(156,943)	(253,134)	(260,768)
Financial income	39,420	74,346	51,536
Share of the profit or loss in associates and joint ventures	770	(218,774)	(3,709)
Profit (loss) before income tax	(131,900)	(535,271)	124,005
Income tax expense	(58,444)	(303,371)	(110,993)
Profit (loss) from continuing operations	(190,344)	(838,642)	13,012
Profit (loss) from discontinued operations			44,403
Profit of the year	(190,344)	(838,642)	57,415
Revenues from construction activities	1,815,671	2,411,880	1,961,100
Revenues from services provided	1,055,423	1,254,059	1,089,315
Revenue from real estate and sale of goods	442,935	671,922	1,151,983
Cost of sales of construction services	1,716,309	2,351,563	1,921,112
Cost of sales of services	929,206	1,035,251	906,953
Cost of real estate and goods sold	347,906	500,610	660,363
Profit (loss), attributable to [abstract]
Owners of the Company	(217,871)	(884,721)	(83,188)
Non-controlling interest	27,527	46,079	140,603
Cost of sales	S/ (2,993,421)	(3,887,424)	(3,488,428)
Previously stated [member]
Disclosure Of Restatement [line items]
Revenues		4,085,004	3,899,462
Gross profit		441,763	674,489
Administrative expenses		(213,908)	(278,433)
Other (expenses) income, net		(326,754)	(61,335)
Loss from the sale of investments			(7)
Operating (loss) profit		(98,899)	334,714
Financial expenses		(231,709)	(247,982)
Financial income		74,656	50,925
Share of the profit or loss in associates and joint ventures		(218,774)	(3,709)
Profit (loss) before income tax		(474,726)	133,948
Income tax expense		(319,957)	(113,318)
Profit (loss) from continuing operations		(794,683)	20,630
Profit (loss) from discontinued operations		(43,959)	36,785
Profit of the year		(838,642)	57,415
Revenues from construction activities		2,411,880	1,961,100
Revenues from services provided		1,089,465	1,003,623
Revenue from real estate and sale of goods		583,659	934,739
Cost of sales of construction services		(2,351,563)	(1,921,112)
Cost of sales of services		(866,326)	(741,172)
Cost of real estate and goods sold		(425,352)	(562,689)
Profit (loss), attributable to [abstract]
Owners of the Company		(884,721)	11,336
Non-controlling interest		46,079	46,079
Profit (loss) for the year		(838,642)	57,415
Cost of sales		(3,643,241)	(3,224,973)
Adexus [Member]
Disclosure Of Restatement [line items]
Revenues		252,857	302,936
Gross profit		8,674	39,481
Administrative expenses		(34,744)	(32,730)
Other (expenses) income, net		(12,740)	(4,519)
Loss from the sale of investments			0
Operating (loss) profit		(38,810)	2,232
Financial expenses		(21,425)	(12,786)
Financial income		310	611
Share of the profit or loss in associates and joint ventures		0	0
Profit (loss) before income tax		(60,545)	(9,943)
Income tax expense		16,586	2,325
Profit (loss) from continuing operations		(43,959)	(7,618)
Profit (loss) from discontinued operations		43,959	7,618
Profit of the year		0	0
Revenues from services provided		164,594	85,692
Revenue from real estate and sale of goods		88,263	217,244
Cost of sales of services		(168,925)	(165,781)
Cost of real estate and goods sold		(75,258)	(97,674)
Profit (loss), attributable to [abstract]
Owners of the Company			(94,524)
Non-controlling interest			94,524
Cost of sales		(244,183)	(263,455)
As restated [member]
Disclosure Of Restatement [line items]
Revenues		4,337,861
Gross profit		450,437	713,970
Administrative expenses		(248,652)	(311,163)
Other (expenses) income, net		(339,494)	(65,854)
Loss from the sale of investments			(7)
Operating (loss) profit		(137,709)	336,946
Financial expenses		(253,134)	(260,768)
Financial income		74,346	51,536
Share of the profit or loss in associates and joint ventures		(218,774)	(3,709)
Profit (loss) before income tax		(535,271)	124,005
Income tax expense		(303,371)	(110,993)
Profit (loss) from continuing operations		(838,642)	13,012
Profit (loss) from discontinued operations		0	44,403
Profit of the year		(838,642)	57,415
Revenues from construction activities		2,411,880	1,961,100
Revenues from services provided		1,254,059	1,089,315
Revenue from real estate and sale of goods		671,922	1,151,983
Cost of sales of construction services		(2,351,563)	(1,921,112)
Cost of sales of services		(1,035,251)	(906,953)
Cost of real estate and goods sold		(500,610)	(660,363)
Profit (loss), attributable to [abstract]
Owners of the Company		(884,721)	(83,188)
Non-controlling interest		46,079	140,603
Profit (loss) for the year		(838,642)	57,415
Cost of sales		S/ (3,887,424)	S/ (3,488,428)